Royalty, Stream and Other Interests - Robertson Gold Royalty (Details) - Robertson Gold Royalty $ in Millions	3 Months Ended
	Dec. 31, 2021 $ / oz	Jan. 01, 2025 USD ($)
Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Average gold price during the quarter (in dollars per ounce)	1,200
Net smelter return royalty, percentage	1.00%
Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage	1.25%
Trigger Three
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage	1.50%
Trigger Four
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage	1.75%
Trigger Five
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage	2.00%
Trigger Six
Disclosure of detailed information about property, plant and equipment [line items]
Average gold price during the quarter (in dollars per ounce)	2,000
Net smelter return royalty, percentage	2.25%
Barrick Cortez Inc. | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Annual advance royalty payment | $		$ 0.5
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Sliding scale net smelter return royalty, percentage	1.00%
Minimum | Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Average gold price during the quarter (in dollars per ounce)	1,200.01
Minimum | Trigger Three
Disclosure of detailed information about property, plant and equipment [line items]
Average gold price during the quarter (in dollars per ounce)	1,400.01
Minimum | Trigger Four
Disclosure of detailed information about property, plant and equipment [line items]
Average gold price during the quarter (in dollars per ounce)	1,600.01
Minimum | Trigger Five
Disclosure of detailed information about property, plant and equipment [line items]
Average gold price during the quarter (in dollars per ounce)	1,800.01
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Sliding scale net smelter return royalty, percentage	2.25%
Maximum | Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Average gold price during the quarter (in dollars per ounce)	1,400
Maximum | Trigger Three
Disclosure of detailed information about property, plant and equipment [line items]
Average gold price during the quarter (in dollars per ounce)	1,600
Maximum | Trigger Four
Disclosure of detailed information about property, plant and equipment [line items]
Average gold price during the quarter (in dollars per ounce)	1,800
Maximum | Trigger Five
Disclosure of detailed information about property, plant and equipment [line items]
Average gold price during the quarter (in dollars per ounce)	2,000